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                        DRESDNER RCM GLOBAL FUNDS, INC.
                       SUPPLEMENT DATED JANUARY 18, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2000


THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE SUBHEADING "GLOBAL EQUITY FUND" ON PAGE 16 OF THE PROSPECTUS.

The Global Equity Team at Dresdner RCM is primarily responsible for the day to day management of the Global Equity Fund. This team manages the Fund on a team basis, and no individual is separately responsible for the management of the Fund.